Other Long-Term Liabilities - Additional Information (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Long Term Liabilities [Line Items]
Expected time period for payment of Provision for environmental remediation	10 years
Environmental remediation costs charged to income	4	3	4